CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 1,160,000
Total current assets	7,350,000
Total Assets	13,157,000
Current liabilities:
Accrued expenses	1,718,000
Total current liabilities	21,112,000
Total liabilities	22,638,000
Commitments and Contingencies (Note 9)
Stockholders' Deficit:
Additional paid-in capital	1,307,000
Accumulated deficit	(22,860,000)
Stockholders' deficit	(21,438,000)
Total liabilities, mezzanine equity and stockholders' deficit	13,157,000
Monterey Capital Acquisition Corporation
Current assets:
Cash	5,947	$ 5,938
Prepaid expenses	4,167	6,783
Income taxes receivable	62,192
Total current assets	72,306	12,721
Marketable securities held in Trust Account	78,702,824	94,209,804
Total Assets	78,775,130	94,222,525
Current liabilities:
Accrued offering costs	55,201	225,201
Accrued expenses	3,115,876	1,425,780
Due to Libertas	$ 68,460	9,960
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related party
Deferred credit - term extension fee funded by acquisition target company	$ 2,491,431
Income taxes payable		240,507
Total current liabilities	6,915,425	2,058,448
Deferred underwriting fees payable	3,680,000	3,680,000
Forward Purchase Agreement liability	18,370,000	2,770,000
Total liabilities	28,965,425	8,508,448
Commitments and Contingencies (Note 9)
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(28,923,896)	(8,054,804)
Stockholders' deficit	(28,923,652)	(8,054,560)
Total liabilities, mezzanine equity and stockholders' deficit	78,775,130	94,222,525
Monterey Capital Acquisition Corporation | Related party
Current liabilities:
Convertible notes	739,457	157,000
Monterey Capital Acquisition Corporation | Non-related party
Current liabilities:
Convertible notes	445,000
Monterey Capital Acquisition Corporation | Class A common stock subject to possible redemption
Current liabilities:
Common Stock Subject to Possible Redemption Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 7,009,247 and 7,238,125 shares subject to possible redemption issued and outstanding as of June 30, 2024 and December 31, 2023	78,733,357	93,768,637
Monterey Capital Acquisition Corporation | Class A common stock not subject to possible redemption
Stockholders' Deficit:
Common stock, $0.0001 par value, 100,000,000 shares authorized as of September 30, 2024 and December 31, 2023, respectively, 21,124,057 and 5,291,381 issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	14	14
Monterey Capital Acquisition Corporation | Class B common stock
Stockholders' Deficit:
Common stock, $0.0001 par value, 100,000,000 shares authorized as of September 30, 2024 and December 31, 2023, respectively, 21,124,057 and 5,291,381 issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	$ 230	$ 230